EliteDesigns® Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated February 1, 2010
To Prospectus Dated May 1, 2009

Effective February 1, 2010, the following riders will no longer be available for purchase with the Contract or on a Contract Anniversary:

●	6% Dollar for Dollar Guaranteed Minimum Income Benefit rider

Please Retain This Supplement With Your Prospectus For Future Reference